Derivative financial instruments - Narrative (Details) l in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) l	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains on change in fair value of derivatives	$ (2,837)	$ 4,699
Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	(3,000)	(4,000)
Gains on change in fair value of derivatives	0	$ 9,000
Not designated as hedging instrument | Gold derivative contracts (Note 17)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Forward contracts | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ (2,000)
Forward contracts | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	44,405
Forward contracts | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	49,474
Forward contracts | Not designated as hedging instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	62,000
Forward contracts | Not designated as hedging instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Litres | l	63,000